Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision or benefit for income taxes
The provision or benefit for income taxes is comprised of the following for the years ended December 31:

	2017	2016
Current:
U.S.	$(33)	$(114)
Foreign	408	325
Total current	375	211
Deferred:
U.S.	(263)	(5)
Foreign	(67)	(33)
Total deferred	(330)	(38)
Provision for income taxes	$45	$173

Geographic sources of income before income taxes
The geographic sources of income (loss) before income taxes, inclusive of equity in loss of affiliate are as follows for the years ended December 31:

	2017	2016
U.S.	$(1,189)	$(487)
Foreign	843	845
Income (loss) before income taxes, inclusive of equity in loss of affiliate	$(346)	$358

Difference between provision and U.S. statutory tax rate
The benefit or provision for income taxes differs from the amount computed by applying the U.S. statutory income tax rate to the loss or income before income taxes for the reasons set forth below for the years ended December 31:

	2017	2016
Income (loss) before income taxes, inclusive of equity in loss of affiliate	$(346)	$358
Taxes at the U.S. federal statutory income tax rate	(121)	125
Effect of foreign operations	(19)	(2)
Tax impact of partnership structure	171	—
Tax impact of dispositions	—	1
Nondeductible goodwill	—	—
Change in valuation allowances	169	28
Tax Cuts and Jobs Act enactment	(132)	—
Other - net	(23)	21
Provision for income taxes	$45	$173
Actual income tax rate	(13.0)%	48.3%

Deferred tax assets and liabilities
The tax effects of our temporary differences and carryforwards are as follows at December 31:

	2017	2016
Deferred tax assets:
Receivables	$98	$—
Inventory	63	89
Property	144	—
Employee benefits	64	154
Investment in partnership	74	—
Other accrued expenses	91	121
Operating loss carryforwards	1,376	142
Tax credit carryforwards	554	5
Other	498	244
Total deferred income tax asset	2,962	755
Valuation allowances	(2,484)	(87)
Total deferred income tax asset after valuation allowance	478	668
Deferred tax liabilities:
Goodwill and other intangibles	(202)	(845)
Property	—	(62)
Undistributed earnings of foreign subsidiaries	—	(46)
Other	(51)	(9)
Total deferred income tax liability	(253)	(962)
Net deferred tax liability	$225	$(294)

Rollforward of unrecognized tax benefits and associated interest and penalties
The following table presents the changes in our gross unrecognized tax benefits included in the consolidated and combined statements of financial position.

Asset / (Liability)	2017	2016
Balance at January 1	$(94)	$(100)
Balance acquired from Baker Hughes	(326)	—
Additions for tax positions of the current year	(13)	(4)
Additions for tax positions of prior years	(19)	—
Reductions for tax positions of prior years	32	5
Settlements with tax authorities	14	—
Lapse of statute of limitations	11	5
Balance at December 31	$(395)	$(94)